PARTIAL DISPOSAL OF NEW PROSPERITY PROJECT (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 05, 2025	Dec. 31, 2025
Disclosure of Partial Disposal of New Prosperity Project [Line Items]
Net realized gain in equity		$ 68,429
Teztan Biny Agreement [Member] | 1280860 BC Ltd. [Member] | Tsilhqot'in Nation [Member]
Disclosure of Partial Disposal of New Prosperity Project [Line Items]
Proportion of ownership interest transferred to trust	22.50%
Cash received	$ 75,000
Contributions to support community and land use planning initiatives	6,000
Contributions to support community and land use planning initiatives at closing	3,000
Contributions to support community and land use planning initiatives, annual instalments	$ 1,000
Proportion of ownership interest in subsidiary	77.50%
Net realized gain in equity	$ 68,428